Contract liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities
Contract liabilities	$ 36,091,000	$ 38,016,000	$ 35,380,000